Segmental analysis - Geographical segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographical segments
Total revenue	£ 16,063	£ 15,945	£ 16,890
Net interest income	8,987	8,708	8,767
Net fees and commissions	2,455	2,535	2,933
Income from trading activities	634	974	1,060
Other operating income	1,057	373	163
Total income	13,133	12,590	12,923
Operating profit/(loss) before tax	2,239	(4,082)	(2,703)
Total assets	738,056	798,656	815,408
Of which total assets held for sale	195	13	3,486
Total liabilities	688,963	749,252	761,261
Of which total liabilities held for sale	10	15	2,980
Net assets attributable to equity owners and non-controlling interests	49,093	49,404	54,147
Contingent liabilities and commitments	136,050	150,691	153,752
Cost to acquire property, plant and equipment and intangible assets	1,501	1,392	1,470
UK
Geographical segments
Total revenue	15,011	14,606	14,724
Net interest income	8,611	8,243	7,947
Net fees and commissions	2,192	2,287	2,377
Income from trading activities	570	790	942
Other operating income	806	261	102
Total income	12,179	11,581	11,368
Operating profit/(loss) before tax	3,230	(2,214)	(87)
Total assets	662,314	715,685	673,409
Of which total assets held for sale	182
Total liabilities	626,103	675,089	630,818
Net assets attributable to equity owners and non-controlling interests	36,211	40,596	42,591
Contingent liabilities and commitments	128,127	141,963	127,781
Cost to acquire property, plant and equipment and intangible assets	1,479	1,323	1,331
USA
Geographical segments
Total revenue	192	264	315
Net interest income	(4)	82	162
Net fees and commissions	97	9	139
Income from trading activities	83	159	44
Other operating income	22	(40)	(118)
Total income	198	210	227
Operating profit/(loss) before tax	(580)	(1,652)	(2,723)
Total assets	38,485	44,447	77,514
Of which total assets held for sale	10	13	15
Total liabilities	36,564	44,513	75,971
Of which total liabilities held for sale	10	15	16
Net assets attributable to equity owners and non-controlling interests	1,921	(66)	1,543
Contingent liabilities and commitments	78	639	9,729
Cost to acquire property, plant and equipment and intangible assets	1	3	70
Europe
Geographical segments
Total revenue	655	738	1,247
Net interest income	346	302	407
Net fees and commissions	113	175	334
Income from trading activities	(24)	18	85
Other operating income	121	9	34
Total income	556	504	860
Operating profit/(loss) before tax	(485)	(266)	261
Total assets	34,280	32,142	42,133
Of which total assets held for sale	3		1,251
Total liabilities	25,171	26,311	34,942
Of which total liabilities held for sale			418
Net assets attributable to equity owners and non-controlling interests	9,109	5,831	7,191
Contingent liabilities and commitments	7,823	8,038	14,961
Cost to acquire property, plant and equipment and intangible assets	11	54	36
RoW
Geographical segments
Total revenue	205	337	604
Net interest income	34	81	251
Net fees and commissions	53	64	83
Income from trading activities	5	7	(11)
Other operating income	108	143	145
Total income	200	295	468
Operating profit/(loss) before tax	74	50	(154)
Total assets	2,977	6,382	22,352
Of which total assets held for sale			2,220
Total liabilities	1,125	3,339	19,530
Of which total liabilities held for sale			2,546
Net assets attributable to equity owners and non-controlling interests	1,852	3,043	2,822
Contingent liabilities and commitments	22	51	1,281
Cost to acquire property, plant and equipment and intangible assets	£ 10	£ 12	£ 33